Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Amortization	$ 598	$ 0
Section 174 R&D capitalization	855	0
Accrued expenses and reserves	116	110
Operating lease liability	384	611
Stock-based compensation	755	554
Inventory	251	0
Other, net	3	3
Total deferred tax assets	2,962	1,278
Valuation allowance	(2,458)	(583)
Net deferred tax assets	504	695
Deferred tax liabilities:
Operating lease right-of-use assets	(363)	(603)
Depreciation	(135)	(92)
Investment in equity securities	(6)	0
Total deferred tax liabilities	(504)	(695)
Deferred tax assets net	$ 0	$ 0